EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Appropriated retained earnings (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Retained earnings	$ 2,671,450	$ 1,785,978
Withholding Tax over dividends	(5,740)	(5,699)
Legal reserve	11,140	11,140
Statutory and voluntary reserves	10,706,541	9,510,715
Retained earnings	$ 13,383,391	$ 11,302,134